STATEMENT OF
                                          ADDITIONAL INFORMATION
                              FEBRUARY 5, 1997 AS SUPPLEMENTED JUNE 16, 1997

BT INSURANCE FUNDS TRUST

Small Cap Index Fund

         BT Insurance Funds Trust (the "Trust") is currently comprised of six series: the Small Cap Index Fund (the "Fund") and five other series. The shares of the Fund are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.

                                            Table of Contents

         Risk Factors and Certain Securities and Investment Practices..    2
         Performance Information..........................................12
         Valuation of Securities; Redemption in Kind..................... 13
         Management of the Trust......................................... 14
         Organization of the Trust....................................... 18
         Taxation........................................................ 18

Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of the Fund is Bankers Trust Global Investment Management, a unit of Bankers Trust Company (the "Manager" or "Bankers Trust"). The distributor of the Fund shares is 440 Financial Distributors, Inc. (the "Distributor" or "440 Distributors").

The Prospectus for the Fund is dated February 5, 1997 as supplemented June 16, 1997. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying prospectus. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectus.

BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT, a unit of BANKERS TRUST COMPANY Investment Manager of the Fund

The Trust's distributor is 440 FINANCIAL DISTRIBUTORS, INC., 4400 Computer Drive, Westborough, MA 01581.

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              Investment Objective

         The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Practices

         The following is a discussion of the various investments of and techniques employed by the Fund:

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Manager will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Manager will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and
(iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Lending of Portfolio Securities. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, the Distributor or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

         Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (i) short-term obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank.

         Equity Investments. The Fund may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial cash account, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Manager's skill and experience with respect to such instruments. When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities hedged will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities in the Fund. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

         Futures Contracts. The Fund may enter into securities index futures contracts. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         These investments will be made by the Fund solely for cash management purposes. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures related to the Russell 2000 Index.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         In addition, futures contracts entail risks. The Manager believes that use of such contracts will benefit the Fund. The successful use of futures contracts, however, depends on the degree of correlation between the futures and securities markets.

         Options on Futures Contracts. The Fund may use stock index futures on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. The Board of Trustees has adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         The Fund may purchase and write options on the futures contract described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         The Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         Options on Securities Indices. The Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Fund generally will only purchase or write such an option if the Manager believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Manager believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Manager may be forced to liquidate portfolio securities to meet settlement obligations.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of
(i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in U.S. Government Securities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

     (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (ii)         invest for the purpose of exercising control or management;

     (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (as an operating policy, the Fund will not invest in another open-end registered investment company); or

     (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                Portfolio Transactions and Brokerage Commissions

         The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on fund transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain fund securities on behalf of the Fund are frequently placed by the Manager with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Manager seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Manager is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Manager may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Manager, it is the opinion of the management of the Trust that such information is only supplementary to the Manager's own research effort, since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund, and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by brokers and dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Manager's other clients. Investment decisions for the Fund and for the Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

                                         PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Total Return: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, The Kiplinger's Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                   VALUATION OF SECURITIES; REDEMPTION IN KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

         Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Manager of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Fund have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                                         MANAGEMENT OF THE TRUST

         The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston, Massachusetts.


                                          Trustees and Officers

                                                                                 Principal Occupations During
Name, Address and Age                   Position Held with the Trust                     Past 5 Years
---------------------                   ----------------------------                     ------------

Robert R. Coby, 45                      Trustee                            President of Leadership Capital Inc.
118 North Drive                                                            since 1995; Chief Operating Officer of
North Massapequa, NY 11758                                                 CS First Boston Investment Management
                                                                           (1994-1995); President of Blackhawk
                                                                           L.P. (1993-1994); Chief Financial
                                                                           Officer of Equitable Capital prior to
                                                                           February 1993.

Desmond G. FitzGerald, 52               Trustee                            Chairman of North American Properties
2015 West Main Street                                                      Group since January 1987.
Stamford, CT 06902

James S. Pasman, Jr., 65                Trustee                            Retired; President and Chief Operations
29 The Trillium                                                            Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                       (1989-1991).


*William E. Small, 55                   Trustee and President              Executive Vice President of First Data
                                                                           Investor Services Group Inc. ("First
                                                                           Data") since 1994; Senior Vice
                                                                           President of The Shareholder Services
                                                                           Group, Inc. (1993-1994); independent
                                                                           consultant (1990-1993).

Michael Kardok, 37                      Vice President and Treasurer       Vice President of First Data since May
                                                                           1994; Vice President of The Boston
                                                                           Company Advisors Inc. prior to May 1994.

Julie A. Tedesco, 39                    Vice President and Secretary       Counsel of First Data since May 1994;
                                                                           Counsel of The Boston Company Advisors
                                                                           Inc. (1992-1994); Associate at
                                                                           Hutchins, Wheeler & Dittmar prior to
                                                                           July 1992.

     Mr. Kardok and Ms. Tedesco also hold similar positions for other investment companies for which 440 Distributors or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of 440 Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

         As of September 1, 1996 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

                                            Investment Manager

         Under the terms of the Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund; (v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.

         Bankers Trust bears all expenses in connection with the performance of services under the Management Agreement. The Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, 440 Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; cost of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

         The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.

         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to the Fund is 2.50% of the Fund's first $30 million of average annual net assets, 2.00% of the next $70 million of average annual assets and 1.50% of the remaining average annual net assets.

                                              Administrator

         First Data, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of the Fund. As administrator, First Data is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. First Data will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in First Data's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                                       Custodian and Transfer Agent

         Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as custodian for the Fund. As custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         First Data serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund.

         Bankers Trust and First Data may be reimbursed by the Fund for out-of-pocket expenses.

                                               Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                                        Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the
Management Agreement and other activities for the Fund described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                                   Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Fund. Ernst & Young L.L.P., 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Fund.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

         Through its separate accounts the Companies are the Fund's sole stockholders of record, so under the 1940 Act, the Companies are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for a investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.

         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Funds

         The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

         As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Manager intends to diversify the Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

         The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                                              Distributions

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the Federal income tax treatment of distributions from such contracts to Contractowners.

                                              Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                                            Backup Withholding

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                                              Other Taxation

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is viable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                         Investment Manager of the Fund
                   BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT
                                   a unit of
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                        440 FINANCIAL DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION
                 FEBRUARY 5, 1997 AS SUPPLEMENTED JUNE 16, 1997

BT INSURANCE FUNDS TRUST

EAFE(R) Equity Index Fund

         BT Insurance Funds Trust (the "Trust") is currently comprised of six series: the EAFE(R) Equity Index Fund (the "Fund") and five other series. The shares of the Fund are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.

                                Table of Contents

         Risk Factors and Certain Securities and Investment Practices...     2
         Performance Information........................................    16
         Valuation of Securities; Redemption in Kind....................    17
         Management of the Trust.........................................   18
         Organization of the Trust.......................................   22
         Taxation........................................................   23

Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of the Fund is Bankers Trust Global Investment Management, a unit of Bankers Trust Company (the "Manager" or "Bankers Trust"). The distributor of the Fund shares is 440 Financial Distributors, Inc. (the "Distributor" or "440 Distributors").

The Prospectus for the Fund is dated February 5, 1997 as supplemented June 16, 1997. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying prospectus. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectus.

BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT, a unit of BANKERS TRUST COMPANY Investment Manager of the Fund

The Trust's distributor is 440 FINANCIAL DISTRIBUTORS, INC., 4400 Computer Drive, Westborough, MA 01581.

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              Investment Objective

         The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Practices

         The following is a discussion of the various investments of and techniques employed by the Fund:

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Manager will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Manager will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and
(iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Lending of Portfolio Securities. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, the Distributor or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

         Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank.

         Equity Investments. The Fund may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial cash account, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

         Foreign Securities: Special Considerations Concerning Hong Kong, Malaysia, Singapore and Japan. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

         The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

         Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980s. However, authorities in Beijing have agreed to maintain a capitalist system for 50 years that, along with Hong Kong's economic growth, continued to further strong stock market returns. In preparation for 1997, Hong Kong has to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.

         The Hong Kong stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

         The Malaysian economy continued to perform well, growing at an average annual rate of 9% from 1987 through 1991. This placed Malaysia as one of the fastest growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the US and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability (2% inflation over the past five years) as the government followed prudent fiscal/monetary policies. Malaysia's high export dependence level leaves it vulnerable to a recession in the Organization for Economic Cooperation and Development countries or a fall in world commodity prices.

         Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. During the 1970s and early 1980s, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia.
Singapore holds a position as a major oil refining and services center.

         Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because it invests in Japan, the Fund will be subject to the general economic and political conditions in Japan.

         Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly, with listed stock prices reaching their lowest levels in the third quarter of 1992 and OTC stock prices reaching their lowest levels in the fourth quarter of 1992. During the period from January 1, 1989 through December 31, 1994, the highest Nikkei stock average and Nikkei OTC average were 38,915.87 and 4,149.20, respectively, and the lowest for each were 14,309.41 and 1,099.32, respectively. There can be no assurance that additional market corrections will not occur.

         The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

         Since the Fund invests in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of the Fund's assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors.

         Japanese securities held by the Fund are not registered with the SEC nor are the issuers thereof subject to its reporting requirements. There may be less publicly available information about issuers of Japanese securities than about U.S. companies and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

         Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. During 1991, 1992 and 1993, the Japanese economy grew at rates of 4.3%, 1.1% and 0.1%, respectively, as measured by real gross domestic product.

         Japan's success in exporting its products has generated a sizable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the Fund.

         Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

         Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the Fund.

Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Manager's skill and experience with respect to such instruments. When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. Successful use of futures to hedge against foreign exchange risk depends on the Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Fund. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

         Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of foreign currencies or contracts based on the EAFE Index. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         In addition, futures contracts entail risks. The Manager believes that use of such contracts will benefit the Fund. The successful use of futures contracts, however, depends on the degree of correlation between the futures and securities markets.

         Options on Futures Contracts. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by its pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involved less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
         .........
         The Trust's Board of Trustees has adopted the requirement for the Fund that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. In addition to this requirement, the Board of Trustees has also adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         Additional Risks of Options on Futures Contracts and Forward Contracts. Unlike transactions entered into by the Fund in futures contracts, forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers.

         The Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         Futures contracts, options on futures contracts and forward contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

         Options on Securities Indices. The Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Fund generally will only purchase or write such an option if the Manager believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Manager believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Manager may be forced to liquidate portfolio securities to meet settlement obligations.

         Forward Foreign Currency Exchange Contracts. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

         A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of cash and liquid portfolio assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

         The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge its assets.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of
(i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, (except to the extent permitted in investment restriction No. 1), the provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in U.S.
Government Securities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

     (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (ii)         invest for the purpose of exercising control or management;

     (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (as an operating policy, the Fund will not invest in another open-end registered investment company); or

     (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                Portfolio Transactions and Brokerage Commissions

         The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on fund transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain fund securities on behalf of the Fund are frequently placed by the Manager with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Manager seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Manager is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Manager may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Manager, it is the opinion of the management of the Trust that such information is only supplementary to the Manager's own research effort, since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund, and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by brokers and dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Manager's other clients. Investment decisions for the Fund and for the Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

                             PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Total Return: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                   VALUATION OF SECURITIES; REDEMPTION IN KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

         Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Manager of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Fund have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                             MANAGEMENT OF THE TRUST

         The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston, Massachusetts.

                              Trustees and Officers

                                                                                 Principal Occupations During
Name, Address and Age                    Position Held with the Trust                    Past 5 Years
---------------------                    ----------------------------                    ------------

Robert R. Coby, 45                       Trustee                           President of Leadership Capital Inc.
118 North Drive                                                            since 1995; Chief Operating Officer of
North Massapequa, NY 11758                                                 CS First Boston Investment Management
                                                                           (1994-1995); President of Blackhawk
                                                                           L.P. (1993-1994); Chief Financial
                                                                           Officer of Equitable Capital prior to
                                                                           February 1993.

Desmond G. FitzGerald, 52                Trustee                           Chairman of North American Properties
2015 West Main Street                                                      Group since January 1987.
Stamford, CT 06902

James S. Pasman, Jr., 65                 Trustee                           Retired; President and Chief Operations
29 The Trillium                                                            Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                       (1989-1991).


*William E. Small, 55                    Trustee and President             Executive Vice President of First Data
                                                                           Investor Services Group Inc. ("First
                                                                           Data") since 1994; Senior Vice
                                                                           President of The Shareholder Services
                                                                           Group, Inc. (1993-1994); independent
                                                                           consultant (1990-1993).

Michael Kardok, 37                       Vice President and Treasurer      Vice President of First Data since May
                                                                           1994; Vice President of The Boston
                                                                           Company Advisors Inc. prior to May 1994.

Julie A. Tedesco, 39                     Vice President and Secretary      Counsel of First Data since May 1994;
                                                                           Counsel of The Boston Company Advisors
                                                                           Inc. (1992-1994); Associate at
                                                                           Hutchins, Wheeler & Dittmar prior to
                                                                           July 1992.

     Mr. Kardok and Ms. Tedesco also hold similar positions for other investment companies for which 440 Distributors or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of 440 Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

         As of September 1, 1996 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

                               Investment Manager

         Under the terms of the Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund; (v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.

         Bankers Trust bears all expenses in connection with the performance of services under the Management Agreement. The Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, 440 Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; cost of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

         The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.

         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to the Fund is 2.50% of the Fund's first $30 million of average annual net assets, 2.00% of the next $70 million of average annual assets and 1.50% of the remaining average annual net assets.

                                  Administrator

         First Data, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of the Fund. As administrator, First Data is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. First Data will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in First Data's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                          Custodian and Transfer Agent

         Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as custodian for the Fund. As custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         First Data serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund.

         Bankers Trust and First Data may be reimbursed by the Fund for out-of-pocket expenses.

                                   Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the
Management Agreement and other activities for the Fund described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Fund. Ernst & Young L.L.P., 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Fund.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

         Through its separate accounts the Companies are the Fund's sole stockholders of record, so under the 1940 Act, the Companies are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for a investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interest in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.

         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Funds

         The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

         As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Manager intends to diversify the Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

         The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                                  Distributions

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends to realize any capital gains. However, the Fund currently intents to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the Federal income tax treatment of distributions from such contracts to Contractowners.

                                 Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                            Foreign Withholding Taxes

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               Backup Withholding

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                                 Other Taxation

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is viable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                         Investment Manager of the Fund
                   BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT a unit of
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                        440 FINANCIAL DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION
                 FEBRUARY 5, 1997 AS SUPPLEMENTED JUNE 16, 1997

BT INSURANCE FUNDS TRUST

Equity 500 Index Fund

         BT Insurance Funds Trust (the "Trust") is currently comprised of six series: the Equity 500 Index Fund (the "Fund") and five other series. The shares of the Fund are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.

                                Table of Contents

         Risk Factors and Certain Securities and Investment Practices....    2
         Performance Information.........................................   12
         Valuation of Securities; Redemption in Kind.....................   13
         Management of the Trust.........................................   14
         Organization of the Trust.......................................   17
         Taxation........................................................   18

Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of the Fund is Bankers Trust Global Investment Management, a unit of Bankers Trust Company (the "Manager" or "Bankers Trust"). The distributor of the Fund shares is 440 Financial Distributors, Inc. (the "Distributor" or "440 Distributors").

The Prospectus for the Fund is dated February 5, 1997 as supplemented June 16, 1997. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying prospectus. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectus.

BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT, a unit of BANKERS TRUST COMPANY Investment Manager of the Fund

The Trust's distributor is 440 FINANCIAL DISTRIBUTORS, INC., 4400 Computer Drive, Westborough, MA 01581.

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              Investment Objective

         The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Practices

         The following is a discussion of the various investments of and techniques employed by the Fund:

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Manager will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Manager will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and
(iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Lending of Portfolio Securities. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, the Distributor or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

         Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (i) short-term obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank.

         Equity Investments. The Fund may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial cash account, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Manager's skill and experience with respect to such instruments. When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities in the Fund. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

         Futures Contracts. The Fund may enter into securities index futures contracts. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. These investments will be made by the Fund solely for cash management purposes. Such investments will be made only if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures related to the Standard & Poor's 500 Composite Stock Price Index.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Manager may still not result in a successful transaction.

         In addition, futures contracts entail risks. The Manager believes that use of such contracts will benefit the Fund. The successful use of futures contracts, however, depends on the degree of correlation between the futures and securities markets.

         Options on Futures Contracts. The Fund may use stock index futures on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. The Board of Trustees has adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options on Securities Indices. The Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Fund generally will only purchase or write such an option if the Manager believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Manager believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Manager may be forced to liquidate portfolio securities to meet settlement obligations.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of
(i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in U.S.
Government Securities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

     (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (ii)          invest for the purpose of exercising control or management;

     (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (as an operating policy, the Fund will not invest in another open-end registered investment company); or

     (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                Portfolio Transactions and Brokerage Commissions

         The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on fund transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain fund securities on behalf of the Fund are frequently placed by the Manager with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Manager seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Manager is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Manager may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Manager, it is the opinion of the management of the Trust that such information is only supplementary to the Manager's own research effort, since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund, and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by brokers and dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Manager's other clients. Investment decisions for the Fund and for the Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

                             PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Total return: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, The Kiplinger's Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                   VALUATION OF SECURITIES; REDEMPTION IN KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

         Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Manager of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Fund have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                             MANAGEMENT OF THE TRUST

         The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston, Massachusetts.

                              Trustees and Officers

                                                                                 Principal Occupations During
Name, Address and Age                    Position Held with the Trust                    Past 5 Years
---------------------                    ----------------------------                    ------------

Robert R. Coby, 45                       Trustee                           President of Leadership Capital Inc.
118 North Drive                                                            since 1995; Chief Operating Officer of
North Massapequa, NY 11758                                                 CS First Boston Investment Management
                                                                           (1994-1995); President of Blackhawk
                                                                           L.P. (1993-1994); Chief Financial
                                                                           Officer of Equitable Capital prior to
                                                                           February 1993.

Desmond G. FitzGerald, 52                Trustee                           Chairman of North American Properties
2015 West Main Street                                                      Group since January 1987.
Stamford, CT 06902

James S. Pasman, Jr., 65                 Trustee                           Retired; President and Chief Operations
29 The Trillium                                                            Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                       (1989-1991).


*William E. Small, 55                    Trustee and President             Executive Vice President of First Data
                                                                           Investor Services Group Inc. ("First
                                                                           Data") since 1994; Senior Vice
                                                                           President of The Shareholder Services
                                                                           Group, Inc. (1993-1994); independent
                                                                           consultant (1990-1993).

Michael Kardok, 37                       Vice President and Treasurer      Vice President of First Data since May
                                                                           1994; Vice President of The Boston
                                                                           Company Advisors Inc. prior to May 1994.

Julie A. Tedesco, 39                     Vice President and Secretary      Counsel of First Data since May 1994;
                                                                           Counsel of The Boston Company Advisors
                                                                           Inc. (1992-1994); Associate at
                                                                           Hutchins, Wheeler & Dittmar prior to
                                                                           July 1992.

     Mr. Kardok and Ms. Tedesco also hold similar positions for other investment companies for which 440 Distributors or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of 440 Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

         As of September 1, 1996 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

                               Investment Manager

         Under the terms of the Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund; (v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.

         Bankers Trust bears all expenses in connection with the performance of services under the Management Agreement. The Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, 440 Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; cost of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

         The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.

         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to the Fund is 2.50% of the Fund's first $30 million of average annual net assets, 2.00% of the next $70 million of average annual assets and 1.50% of the remaining average annual net assets.

                                  Administrator

         First Data, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of the Fund. As administrator, First Data is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. First Data will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in First Data's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                          Custodian and Transfer Agent

         Bankers Trust, 280 Park Avunue, New York, New York 10006, serves as custodian for the Fund. As custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         First Data serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund.

         Bankers Trust and First Data may be reimbursed by the Fund for out-of-pocket expenses.

                                   Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the
Management Agreement and other activities for the Fund described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Fund. Ernst & Young L.L.P., 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Fund.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

         Through its separate accounts the Companies are the Fund's sole stockholders of record, so under the 1940 Act, the Companies are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for a investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interest in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.

         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Funds

         The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

         As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Manager intends to diversify the Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

         The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                                  Distributions

         All dividends and capital distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the Federal income tax treatment of distributions from such contracts to Contractowners.

                                 Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                               Backup Withholding

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                                 Other Taxation

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is viable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

g:\shared\bankers\sai\eq500-5.doc
                         Investment Manager of the Fund
                   BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT a unit of
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                        440 FINANCIAL DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER


         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.